Investments	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Investments
11.	INVESTMENTS
As at December 31, the Company holds investments of equity in private companies as follows:

	December 31, 2019	December 31, 2018
HelloMe Inc., a California-based company focused on products on the beauty and wellness industry.	$509	$—
LemonHaze Inc., a Washington-based private cannabis event company.	150	—
Retail Education Tools, Inc., a Washington-based start-up application company focused on marketing tools for emerging cannabis companies.	100	—

Total	$759	$—